Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 12 — Commitments and contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

The Company has entered into non-cancellable operating lease agreements for several offices and dormitory spaces for its employees. The leases are expiring through 2022. The Company's commitments for minimum lease payment under these operating leases as of December 31, 2019 are as follow:

Twelve months ending December 31,	Minimum lease payment
2020	$269,414
2021	116,719
2022	16,816
Total	$402,949

Rent expense for the years ended December 31, 2019, 2018 and 2017 were $412,931, $331,904 and $183,998, respectively.